UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    October 16, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	60
Form 13F Information Table Value Total:   	$64,944,000
List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     1138    36940 SH       SOLE                    33740              3200
AVX Corp                       COM              002444107      953    69600 SH       SOLE                    63480              6120
Alcan Aluminum                 COM              013716105     1132    29590 SH       SOLE                    26975              2615
Allied Capital Corp            COM              01903Q108      977    39713 SH       SOLE                    36283              3430
Amerada Hess Corp              COM              023551104      653    13040 SH       SOLE                    11910              1130
Annaly Mortgage                COM              035710409      485    29545 SH       SOLE                    26865              2680
Apache Corp                    COM              037411105     1340    19324 SH       SOLE                    17419              1905
Archer Daniels Mdlnd           COM              039483102      920    70140 SH       SOLE                    63930              6210
Autodesk, Inc                  COM              052769106      626    36760 SH       SOLE                    33430              3330
Barrick Gold Corp              COM              067901108     1131    60050 SH       SOLE                    54880              5170
Bear Stearns Co Inc            COM              073902108     1616    21600 SH       SOLE                    19690              1910
Becton Dickinson               COM              075887109     1526    42260 SH       SOLE                    38560              3700
Best Buy Inc                   COM              086516101     1065    22420 SH       SOLE                    20370              2050
Black & Decker                 COM              091797100      985    24280 SH       SOLE                    22230              2050
Capital One Financial          COM              14040H105     1086    19040 SH       SOLE                    17380              1660
Cincinnati Financial           COM              172062101     1029    25730 SH       SOLE                    23510              2220
Clorox Co                      COM              189054109     1049    22860 SH       SOLE                    20830              2030
ConAgra Foods Inc              COM              205887102     1329    62570 SH       SOLE                    57060              5510
Concord EFS Inc                COM              206197105      783    57260 SH       SOLE                    52000              5260
Countrywide Finl Crp           COM              222372104     1115    14240 SH       SOLE                    13060              1180
E*Trade Inc                    COM              269246104     1822   196800 SH       SOLE                   178700             18100
Equity Inns, Inc               COM              294703103       87    11590 SH       SOLE                     8490              3100
Equity Office Prop             COM              294741103     1080    39245 SH       SOLE                    35815              3430
FedEx Corp                     COM              31428X106     1205    18695 SH       SOLE                    17035              1660
Franklin Resources             COM              354613101     1000    22630 SH       SOLE                    20700              1930
Health Net Inc                 COM              42222G108     1891    59710 SH       SOLE                    54580              5130
Hon Industries Inc             COM              438092108     2281    61720 SH       SOLE                    56450              5270
Hubbell Inc Cl B               COM              443510201     1491    40850 SH       SOLE                    37280              3570
John Hancock Fin Svc           COM              41014S106     2164    64020 SH       SOLE                    58500              5520
Jones Apparel Group            COM              480074103     1492    49850 SH       SOLE                    45620              4230
Key Energy Svcs                COM              492914106     1290   133697 SH       SOLE                   119937             13760
Louisiana Pacific Cp           COM              546347105      191    13834 SH       SOLE                    10134              3700
MBIA Inc                       COM              55262C100     1395    25375 SH       SOLE                    23200              2175
NVR, Inc                       COM              62944T105      920     1972 SH       SOLE                     1800               172
Nabors Industries              COM              G6359F103      535    14360 SH       SOLE                    13130              1230
Newell Rubbermaid              COM              651229106      417    19234 SH       SOLE                    17535              1699
Northeast Utilities            COM              664397106     1268    70770 SH       SOLE                    64630              6140
Nucor Corp                     COM              670346105      646    14090 SH       SOLE                    12840              1250
PG&E                           COM              69331C108     1237    51753 SH       SOLE                    47355              4398
Placer Dome                    COM              725906101     1318    95870 SH       SOLE                    87770              8100
Popular Inc                    COM              733174106     1868    46940 SH       SOLE                    42850              4090
Progress Energy Inc            COM              743263105     2170    48810 SH       SOLE                    44560              4250
Progress Energy-CVO            COM              743263AA3        0    21400 SH       SOLE                    21070               330
RadioShack Corp                COM              750438103     1121    39470 SH       SOLE                    35890              3580
RenaissanceRe Hldgs            COM              G7496G103     1389    30440 SH       SOLE                    27740              2700
Sherwin-Williams               COM              824348106      615    20920 SH       SOLE                    19030              1890
Sierra Pacific Res             COM              826428104       93    19243 SH       SOLE                    14043              5200
Stride Rite Corp               COM              863314100      137    12684 SH       SOLE                     9284              3400
Sungard Data Sys               COM              867363103     1022    38830 SH       SOLE                    35500              3330
Superior Indus Intl            COM              868168105     1674    41280 SH       SOLE                    37220              4060
Synovus Financial              COM              87161C105     1084    43380 SH       SOLE                    39610              3770
TJX Companies                  COM              872540109     1158    59610 SH       SOLE                    54390              5220
Teleflex Inc                   COM              879369106      922    21230 SH       SOLE                    19350              1880
Tidewater Inc                  COM              886423102     1551    54800 SH       SOLE                    49930              4870
Trizec Properties Inc          COM              89687P107      881    71898 SH       SOLE                    66426              5472
Varco Intl                     COM              922122106      510    30150 SH       SOLE                    27540              2610
Veritas Software               COM              923436109      918    29130 SH       SOLE                    26480              2650
Waters Corp                    COM              941848103     1158    42210 SH       SOLE                    38510              3700
Wellpoint Health Net           COM              94973H108     1671    21674 SH       SOLE                    19764              1910
Winn-Dixie Stores              COM              974280109      334    34640 SH       SOLE                    31530              3110